Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 223,293,553.78
Total Fee Amount	30,836.84
Total Offset Amount	0.00
Net Fee	$ 30,836.84
Offering Table N/A
Offset Table N/A	N/A